Business combinations - Summary of Business Combination (Details) - USD ($) $ in Millions	Apr. 15, 2025	Mar. 03, 2025
Eastern Grocer Sdn Bhd ("Everrise")
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 29
Intangible assets		18
Inventories		12
Trade and other receivables		1
Cash and cash equivalents		8
Loans and borrowings		(16)
Deferred tax liabilities		(7)
Trade payables and other liabilities		(11)
Identifiable net assets acquired		34
Less: Non-controlling interest proportionate share of identifiable net assets		(7)
Goodwill on acquisition (described below)		27
Purchase consideration		$ 54
Validus Capital Pte Ltd ("Validus")
Disclosure of detailed information about business combination [line items]
Loan receivables in the financial services segment	$ 34
Other net assets	2
Identifiable net assets acquired	36
Goodwill on acquisition (described below)	12
Purchase consideration	48
Contingent consideration recognised as of acquisition date	$ 2